Supplement to the
Fidelity® Value Fund
December 30, 2010
Prospectus

The following information replaces the biographical information for Katherine Buck found in the "Fund Management" section on page 23.

Katherine Buck is co-manager of the fund, which she has managed since January 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

VAL-11-01 April 1, 2011
1.731271.118

Supplement to the
Fidelity® Value Fund
Class K
December 30, 2010
Prospectus

The following information replaces the biographical information for Katherine Buck found in the "Fund Management" section on page 19.

Katherine Buck is co-manager of the fund, which she has managed since January 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

VAL-K-11-01 April 1, 2011
1.900392.103